Stock Option Plans (Details) (USD $)					9 Months Ended	12 Months Ended				9 Months Ended		9 Months Ended			12 Months Ended		9 Months Ended				12 Months Ended				9 Months Ended				9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Options	Dec. 31, 2012 Options	Dec. 31, 2011 Options	Dec. 31, 2010 Options	Dec. 31, 2009 Options	Sep. 30, 2013 RSUs	Dec. 31, 2012 RSUs	Sep. 30, 2013 RSUs Minimum	Sep. 30, 2013 RSUs Maximum	Sep. 30, 2013 2006 Stock Plan	Dec. 31, 2012 2006 Stock Plan	Dec. 31, 2011 2006 Stock Plan	Sep. 30, 2013 2006 Stock Plan Minimum	Sep. 30, 2013 2006 Stock Plan Maximum	Sep. 30, 2013 2006 Stock Plan Options	Sep. 30, 2012 2006 Stock Plan Options	Dec. 31, 2012 2006 Stock Plan Options	Dec. 31, 2011 2006 Stock Plan Options	Dec. 31, 2010 2006 Stock Plan Options	Sep. 30, 2013 2006 Stock Plan RSUs	Sep. 30, 2013 2013 Equity Incentive Plan Options	Sep. 30, 2013 2013 Equity Incentive Plan Options Minimum	Sep. 30, 2013 Employee Stock Purchase Plan Options	Sep. 30, 2013 Employee Stock Purchase Plan Options Minimum	Sep. 30, 2013 Employee Stock Purchase Plan Options Maximum
Stock Option Plans
Percentage of fair market value to purchase shares of common stock																	100.00%											85.00%
Minimum percentage of combined voting power for which exercise price must be at least 110%																	10.00%
Percentage of fair market value to purchase shares of common stock on ownership of specified minimum combined voting power percentage																	110.00%
Exercisable period																		5 years
Expiration period from the date of grant										7 years								10 years
Number of shares available for issuance														13,936,678	9,434,548	9,434,548			0						9,119,341
Stock options to purchase common stock (in shares)	7,359,661	6,581,481	4,587,344	2,350,977	7,359,661	6,581,481	4,587,344	2,350,977	1,399,037										7,340,914
Restricted stock units outstanding (in shares)	422,894	328,466								422,894	328,466													167,572
Number of business days prior to date of IPO on which plan will be effective																									1 day
Number of shares increased annually under the plan which is available for issuance																										3,250,000		650,000
Number of shares as a percentage of outstanding shares on last day of preceding fiscal year which are available for issuance																										5.00%
Number of additional shares of common stock reserved for issuance under the plan					4,502,130	1,875,000	1,762,323	2,574,053						4,502,130	3,637,323	3,637,323
Shares Available for Grant
Balance at the beginning of the period (in shares)	3,486,149	928,105	1,776,912	2,538,359	928,105	1,776,912	2,538,359	1,167,968																			738,032
Additional shares authorized					4,502,130	1,875,000	1,762,323	2,574,053						4,502,130	3,637,323	3,637,323
Granted (in shares)					(2,118,049)	(3,364,447)	(3,167,658)	(1,673,404)
Assumed grants (in shares)						(89,405)
Repurchased (in shares)					16,697	31,646	8,437	95,000
RSUs granted, net of cancellations/forfeitures (in shares)					(261,787)	(328,466)
Cancelled/forfeited (in shares)					419,053	1,026,865	635,451	374,742
Balance at the end of the period (in shares)	3,486,149	928,105	1,776,912	2,538,359	3,486,149	928,105	1,776,912	2,538,359	1,167,968																		738,032
Stock Options Outstanding
Balance at the beginning of the period (in shares)	7,359,661	6,581,481	4,587,344	2,350,977	6,581,481	4,587,344	2,350,977	1,399,037
Granted (in shares)					2,118,049	3,364,447	3,167,658	1,673,404
Assumed grants (in shares)						89,405
Exercised (in shares)					(920,816)	(432,850)	(295,840)	(346,722)
Cancelled/forfeited (in shares)					(419,053)	(1,026,865)	(635,451)	(374,742)
Balance at the end of the period (in shares)	7,359,661	6,581,481	4,587,344	2,350,977	7,359,661	6,581,481	4,587,344	2,350,977	1,399,037										7,340,914
Exercisable at the end of the period (in shares)					7,117,037	6,108,872	4,096,373
Vested and expected to vest at the end of the period (in shares)					7,175,253	5,910,677	3,813,963
Weighted-Average Exercise Price
Balance at the beginning of the period (in dollars per share)					$ 3.21	$ 1.92	$ 1.09	$ 0.41
Granted (in dollars per share)					$ 8.26	$ 4.53	$ 2.47	$ 1.47
Assumed grants (in dollars per share)						$ 5.46
Exercised (in dollars per share)					$ 2.69	$ 2.12	$ 1.57	$ 0.55
Repurchased (in dollars per share)					$ 8.66	$ 2.10	$ 0.22	$ 0.74
Cancelled/forfeited (in dollars per share)					$ 4.29	$ 2.44	$ 1.71	$ 0.75
Balance at end of the period (in dollars per share)					$ 4.67	$ 3.21	$ 1.92	$ 1.09	$ 0.41
Exercisable at the end of the period (in dollars per share)					$ 4.65	$ 3.16	$ 1.92
Vested and expected to vest at the end of the period (in dollars per share)					$ 4.67	$ 3.12	$ 1.85
Weighted-Average Remaining Contractual Life
Outstanding at the beginning of the period					7 years 10 months 24 days	8 years 29 days	6 years 3 months 18 days	5 years 8 months 16 days	5 years 5 months 23 days
Outstanding at the end of the period					7 years 10 months 24 days	8 years 29 days	6 years 3 months 18 days	5 years 8 months 16 days	5 years 5 months 23 days
Exercisable at the end of the period					7 years 2 months 16 days	8 years 14 days	8 years 9 months 18 days
Vested and expected to vest at the end of the period					7 years 10 months 16 days	7 years 11 months 19 days	6 years 3 months 11 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period					$ 11,431,000	$ 10,629,000	$ 3,042,000	$ 462,000
Outstanding at the end of the period					200,285,000	11,431,000	10,629,000	3,042,000	462,000
Exercisable at the end of the period					193,780,000	10,886,000	9,485,000
Vested and expected to vest at the end of the period					195,215,000	10,825,000	9,097,000
Additional information
Vesting period										4 years		2 years	4 years						4 years
Percentage of awards which will vest after one year																			25.00%
Period of beginning of vesting of awards from grant date																			1 year
Weighted average grant date fair value (in dollars per share)																			$ 4.44	$ 2.67	$ 2.69	$ 1.77	$ 0.86
Total intrinsic value of options exercised																			13,568,000		948,000	567,000	99,000
Total estimated grant date fair value of options vested																			$ 3,332,000		$ 3,122,000	$ 740,000	$ 191,000
Number of shares as a percentage of outstanding shares on first day of fiscal year which are available for issuance																												1.00%
Maximum percentage of eligible compensation of employees to purchase shares of common stock																													15.00%
Percentage of fair market value to purchase shares of common stock																	100.00%											85.00%
Maximum number of shares that can be purchased by participant during an offering period																													1,250
Number of shares available for issuance	3,486,149	928,105	1,776,912	2,538,359	3,486,149	928,105	1,776,912	2,538,359	1,167,968																		738,032